Leases - Movements in right-of use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Balance at the beginning	$ 129,890	$ 126,549
Additions, net	289	53,165
Depreciation	(54,612)	(49,118)
Impairment loss	(20,607)	(706)
Balance at the end	54,960	129,890
Vessels
Leases
Balance at the beginning	129,077	125,823
Additions, net	191	52,598
Depreciation	(54,122)	(48,638)
Impairment loss	(20,607)	(706)
Balance at the end	54,539	129,077
Vessels' Equipment
Leases
Balance at the beginning	813	726
Additions, net	98	567
Depreciation	(490)	(480)
Balance at the end	$ 421	$ 813